Share-based payments	12 Months Ended
Dec. 31, 2017
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Share-based payments

Note 16: Share-based payments

The Company operates an equity-based compensation plan, whereby warrants are granted to directors, management and selected employees and non-employees. The warrants are accounted for as equity-settled share-based payment plans since the Company has no legal or constructive obligation to repurchase or settle the warrants in cash.

Each warrant gives the beneficiaries the right to subscribe to one common share of the Company. The warrants are granted for free and have an exercise price equal to the fair market price of the underlying shares at the date of the grant, as determined by the Board of Directors of the Company.

Movements in the number of warrants outstanding and their related weighted average exercise prices are as follows:

		2017		2016
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of January 1st,	20.92	571,444	11.61	319,330
Granted	30.37	367,100	33.10	343,550
Forfeited	28.50	31,817	34.20	91,436
Exercised	2.77	225,966	—	—
Expired	22.44	5,799	—	—
At December 31,	31.76	674,962	20.92	571,444

There were 225,966 warrants exercised in 2017, of which 866 warrants issued in October 2010 and 225,100 warrants issued in May 2013.

Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of 31 December, 2017	Number of warrants outstanding as of 31 December, 2016	Exercise price per share
05 May 2010 (warrants B)	05 May 2010	05 May 2016	—	5,000	35.36
05 May 2010 (warrants C)	05 May 2013	05 May 2016	—	799	22.44
29 Oct 2010	29 Oct 2013	31 Oct 2020	766	1,632	35.36
06 May 2013	06 May 2016	06 May 2023	7,000	232,100	2.64
05 May 2014	05 May 2017	05 May 2024	60,697	62,864	36.66
05 November 2015	05 November 2018	05 Nov 2025	253,065	269,049	32.86
08 December 2016	08 December 2019	08 Dec 2021	45,000	—
29 June 2017	29 June 2020	31 July 2022	308,434	—

			674,962	571,444

Warrants issued on October 29, 2010

At the Extraordinary Shareholders Meeting of October 29, 2010, a plan of 79,500 warrants was approved. Warrants were offered to Company’s employees, non-employees and directors. Out of the 79,500 warrants offered, 61,050 warrants were accepted by the beneficiaries and 766 warrants are outstanding on the date hereof.

The 61,050 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1st, 2014. The exercise price amounts to €35.36. Warrants not exercised within 10 years after issue become null and void.

Warrants issued on May 6, 2013

At the Extraordinary Shareholders Meeting of May 6, 2013, a plan of 266,241 warrants was approved. Warrants were offered to Company’s employees and management team. Out of the 266,241 warrants offered, 253,150 warrants were accepted by the beneficiaries and 7,000 warrants are outstanding on the date hereof.

The 253,150 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1st, 2017. The exercise price amounts to €2.64. Warrants not exercised within 10 years after issue become null and void.

Warrants issued on May 5, 2014

At the Extraordinary Shareholders Meeting of May 5, 2014, a plan of 100,000 warrants was approved. Warrants were offered to Company’s new comers (employees, non-employees and directors) in five different tranches. Out of the warrants offered, 94,400 warrants were accepted by the beneficiaries and 60,697 warrants are outstanding on the date hereof.

The 100,000 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on 1st of January 2018. The exercise price of the different tranches ranges from €33.49 to €45.05. Warrants not exercised within 10 years after issue become null and void.

Warrants issued on November 5, 2015

At the Extraordinary Shareholders Meeting of November 5, 2015, a plan of 466,000 warrants was approved. Warrants were offered to Company’s new comers (employees, non-employees and directors) in five different tranches. Out of the warrants offered, 343,550 warrants were accepted by the beneficiaries and 253,065 warrants are outstanding on the date hereof.

These warrants vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on 1st of January 2019. The exercise price of the different tranches ranges from €15.90 to €34.65. Warrants not exercised within 10 years after issue become null and void.

Warrants issued on December 8, 2016

On December 8, 2016, the Board of Directors issued a new plan of 100,000 warrants. An equivalent number of warrants were cancelled from the remaining pool of warrants of the plan of 5 November 2015. Warrants were offered to Company’s new comers (employees and non-employees) in two different tranches. Out of the warrants offered, 45,000 warrants were accepted by the beneficiaries and 45,000 warrants are outstanding on the date hereof.

These warrants will be vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on 1st of January 2020. The exercise price of the different tranches ranges from €17.60 to €36.81. Warrants not exercised within 5 years after issue become null and void.

Warrants issued on June 29, 2017

At the Extraordinary Shareholders Meeting of June 29, 2017, a plan of 520,000 warrants was approved. Warrants were offered in different tranches to beneficiaries (employees, non-employees and directors). Out of the warrants offered, 312,100 warrants were accepted by the beneficiaries and 308,434 warrants are outstanding on the date hereof.

These warrants will be vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on 1st of January 2021. The exercise price of the different tranches ranges from €31.34 to €47.22. Warrants not exercised within 5 years after issue become null and void.

The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	29 October 2010	31 January 2013	6 May 2013	5 May 2014	5 November 2015
Number of warrants issued	79,500	140,000	266,241	100,000	466,000
Number of warrants granted	61,050	120,000	253,150	94,400	343,550
Number of warrants not fully vested as of 31 December 2017	—	—	—	29,799	263,065
Average exercise price (in €)	35.36	4.52	2.64	35.79	32.63
Expected share value volatility	35.60%	35.60%	39.55%	67.73%	60.53%
Risk-free interest rate	3.21%	2.30%	2.06%	1.09%	0.26%
Average fair value (in €)	9.00	2.22	12.44	26.16	21.13
Weighted average remaining contractual life	3.78	6.09	6.35	7.35	8.62

	Warrants issued on
	December 2016	June 2017
Number of warrants issued	100,000	520,000
Number of warrants granted	45,000	312,100
Number of warrants not fully vested as of 31 December 2017	35,000	308,434
Average exercise price (in €)	24.39	31.53
Expected share value volatility	61.03%	60.27%
Risk-free interest rate	-0.40%	-0.23%
Average fair value (in €)	12.25	15.67
Weighted average remaining contractual life	3.84	4.50

The total net expense recognised in the income statement for the outstanding warrants totals € 2,569k for 2017 (2016: € 2,847k).